Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 12,255	$ 11,659	$ 11,518	$ 12,252	$ 11,717	$ 11,241	$ 10,503	$ 10,355	$ 10,400	$ 9,775	$ 12,340
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		11,791	11,218	11,164	11,972	11,529	11,148	10,490	10,424	10,556	10,000	$ 11,873
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value		12,825	12,159	11,977	12,709	12,122	11,603	10,809	10,636	10,663	10,000	$ 12,958
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value		12,797	12,154	11,976	12,709	12,124	11,606	10,812	10,636	10,663	10,000	$ 12,928
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value		12,323	11,878	11,769	12,645	12,242	11,619	10,828	10,722	10,694	10,000	$ 12,322
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value		12,323	11,878	11,769	12,645	12,242	11,619	10,828	10,722	10,694	10,000	$ 12,322
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value		12,323	11,878	11,769	12,645	12,242	11,619	10,828	10,722	10,694	10,000	$ 12,322
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value		12,323	11,878	11,769	12,645	12,242	11,619	10,828	10,722	10,694	10,000	$ 12,322
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value		12,158	11,788	11,676	12,366	12,053	11,470	10,716	10,657	10,611	10,000	$ 12,384
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Putnam Strategic Intermediate Municipal Linked Benchmark†
Accumulated Value		12,339	11,962	11,849	12,549	12,242	11,620	10,828	10,722	10,694	10,000	$ 12,568
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value		12,158	11,788	11,676	12,366	12,053	11,470	10,716	10,657	10,611	10,000	$ 12,384
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]											Putnam Strategic Intermediate Municipal Linked Benchmark†
Accumulated Value		12,339	11,962	11,849	12,549	12,242	11,620	10,828	10,722	10,694	10,000	$ 12,568
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value		12,158	11,788	11,676	12,366	12,053	11,470	10,716	10,657	10,611	10,000	$ 12,384
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]											Putnam Strategic Intermediate Municipal Linked Benchmark†
Accumulated Value		12,339	11,962	11,849	12,549	12,242	11,620	10,828	10,722	10,694	10,000	$ 12,568
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value		12,158	11,788	11,676	12,366	12,053	11,470	10,716	10,657	10,611	10,000	$ 12,384
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]											Putnam Strategic Intermediate Municipal Linked Benchmark†
Accumulated Value		$ 12,339	$ 11,962	$ 11,849	$ 12,549	$ 12,242	$ 11,620	$ 10,828	$ 10,722	$ 10,694	$ 10,000	$ 12,568

[1]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[2]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[3]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[4]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.